Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings (Loss) Per Share	EARNINGS (LOSS) PER SHARE
27.1    Accounting policies
Basic earnings (loss) per share are calculated by dividing the profit or loss for the year attributed to the Company's controlling shareholders by the weighted average number of all classes of shares outstanding during the year.
Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares. However, due to the losses reported in the years ended December 31, 2022, 2021 and 2020, these instruments issued by the company have a non-dilutive effect and therefore were not considered in the total number of shares outstanding to determine the diluted loss per share.
Although there are differences between common and preferred shares as to voting and preemptive rights in the event of liquidation, the Company's preferred shares do not grant the right to receive fixed dividends. Preferred shares have economic power and the right to receive dividends 75 times greater than common shares. Accordingly, the Company considers that the economic power of preferred shares is greater than that of common shares. Therefore, the profit or loss for the year attributable to the controlling shareholders is allocated proportionally in relation to the total economic participation of the amount of common and preferred shares.
27.2    Earnings (loss) per share calculation

	Years ended December 31,
Description	2022	2021	2020

Numerator
Loss for the year	(722,367)	(4,213,208)	(10,834,709)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	335,291,821	333,286,277	329,779,360
75 preferred shares	75	75	75
Weighted average number of equivalent preferred shares(a)	347,678,022	345,672,478	342,165,561
Weighted average number of equivalent common shares(b)	26,075,851,633	25,925,435,858	25,662,417,083
Weighted average number of presumed conversions	77,059,124	63,296,103	63,789,234
Weighted average number of shares that would have been issued at average market price	3,290,760	2,711,861	4,705,897

Basic loss per common share - R$	(0.03)	(0.16)	(0.42)
Diluted loss per common share - R$	(0.03)	(0.16)	(0.42)
Basic loss per preferred share - R$	(2.08)	(12.19)	(31.67)
Diluted loss per preferred share - R$	(2.08)	(12.19)	(31.67)

(a)    This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,201 preferred shares at the conversion ratio of 75 common shares for each preferred share.
(b)    This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each one preferred share.